Borrowings	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]
(8)	Borrowings

At June 30, 2012 and 2011, the Bank had an agreement under a blanket-floating lien with the Federal Home Loan Bank of Atlanta providing the Bank a line of credit of $65.6 million and $65.9 million, respectively. Borrowings totaled $9.0 million and $12.0 million at June 30, 2012 and 2011, respectively. The Bank is required to maintain as collateral for its FHLB borrowings qualified mortgage loans in an amount greater than 100% of the outstanding advances. This amount totaled $97.7 million at June 30, 2012. At June 30, 2012 the Bank had a Federal Funds accommodation with the Pacific Coast Bankers’ Bank of $4.0 million. At June 30, 2012, the Bank has pledged securities in the amount of $5.6 million to collateralize these lines, of which there were no balances outstanding. At June 30, 2012 and 2011, all borrowings are at fixed rates.

At June 30, the scheduled maturities of borrowings are as follows:

	2012		2011
(In thousands)	Balance	Weighted Average Rate	Balance	Weighted Average Rate
Under 12 months	$—	—%	$3,000	3.41%
12 months to 24 months	—	—	—	—
24 months to 36 months	—	—	—	—
36 months to 48 months	6,000	4.24	—	—
48 months to 60 months	—	—	6,000	4.24
60 months to 120 months	3,000	2.59	3,000	2.59
	$9,000	3.69%	$12,000	3.62%

The borrowings from the Federal Home Loan Bank of Atlanta with conversion or call features at June 30, 2012 are detailed below:

Balance	Rate	Maturity	Call\Conversion feature

$3,000,000	2.59%	10/09/2018	Callable on 10/12/2010 and every three months thereafter